Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Projected Annual Minimum Rental Commitments	The projected annual minimum rental commitments are as follows:

Amount
(In thousands)
2014	$15,470
2015	15,644
2016	14,740
2017	14,010
2018	13,040
Thereafter	86,575

$159,479